Risk management - Additional Information (Detail) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($) Mcf	Dec. 31, 2021 CAD ($)
Disclosure of risk management strategy [line items]
Risk management, description		the Company may, from time to time, manage these risks through the use of swaps or other financial instruments up to a maximum of 50 percent of forecast sales volumes, net of royalties, for the balance of any current year plus one additional year forward and up to a maximum of 25 percent, net of royalties, for one additional year thereafter.
Realized loss	$ 3.4	$ (31.9)	$ (12.0)
Maximum exposure to credit risk		88.8	70.7
Accounts receivable, carrying value		82.6	68.9
Derivative financial assets, fair value		$ 6.2	$ 1.8
Percentage of long term debt instruments exposed to changes in short term interest rates		45.00%	82.00%
Fixed interest rate debt instruments outstanding		$ 127.6	$ 70.9
Fixed interest rate debt instruments remaining term		4 years 7 months 6 days	10 months 24 days
Interest rate		11.95%	8.70%
Maximum percentage of volumes to be hedged net of royalties		80.00%
Later than three months [member]
Disclosure of risk management strategy [line items]
Accounts receivable, carrying value		$ 1.0	$ 1.8
Natural gas [member]
Disclosure of risk management strategy [line items]
Pre-tax unrealized risk management, change in price per unit | Mcf		0.1
Maximum percentage of volumes to be hedged net of royalties		50.00%
Natural gas [member] | Summer Gas Months [Member]
Disclosure of risk management strategy [line items]
Maximum percentage of volumes to be hedged net of royalties		80.00%
Natural gas [member] | Winter Gas Months [Member]
Disclosure of risk management strategy [line items]
Maximum percentage of volumes to be hedged net of royalties		70.00%
CrudeOil [Member]
Disclosure of risk management strategy [line items]
Maximum percentage of volumes to be hedged net of royalties		50.00%
MCF Of Gas [Member]
Disclosure of risk management strategy [line items]
Pre-tax unrealized risk management, change in price, amount		$ 0.8